Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue from Contracts with Customers

The following tables summarize revenue from contracts with customers for the years ended December 31, 2024 and 2023, respectively:

	For the year ended December 31,
	2024	2023
Hardware, net	$110,529	$22,612
License	11,920	9,006,716
Subscription	1,116	243
Others	18,195	42,559
Total Revenue	$141,760	$9,072,130